UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-23170

                       NB Crossroads Private Markets Fund IV (TE) - Client LLC

(Exact name of registrant as specified in charter)

325 North Saint Paul Street

49th Floor

                                    Dallas, TX 75201

(Address of principal executive offices) (Zip code)

Patrick Deaton, Chief Operating Officer

NB Crossroads Private Markets Fund IV (TE) - Client LLC

c/o Neuberger Berman Investment Advisers LLC

1290 Avenue of the Americas

                           New York, NY 10104

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-476-8800

Date of fiscal year end: March 31

Date of reporting period: July 1, 2022 – June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. PROXY VOTING RECORD

FOR PERIOD JULY 1, 2022 TO JUNE 30, 2023

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended Jun 30, 2023 with respect to which the registrant was entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NB Crossroads Private Markets Fund IV (TE) - Client LLC

By:	/s/ Patrick Deaton
Patrick Deaton
Chief Operating Officer
(Principal Executive Officer)

Date: August 29, 2023